UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21289

BIRMIWAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

24140 E Greystone Lane

Woodway, WA                       98020

            (Address of principal executive offices)          (Zip code)

Kailash Birmiwal

Birmiwal Investment Trust

24140 E Greystone Lane

Woodway, WA 98020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (206) 542-7652

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Birmiwal Oasis Fund

	Schedule of Investments
	June 30, 2007 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Agricultural Chemicals
417,283	Bodisen Biotech Inc. * ****	$ 1,084,936	5.02%

Agricultural Production - Crops
1,000	Fresh Del Monte Produce Inc.	25,050	0.12%

Air Transportation, Scheduled
5,000	AMR Corporation *	131,750	0.61%

Aircraft Engines & Engine Parts
3,000	SIFCO Industries Inc. *	56,040
2,000	TAT Technologies Ltd. *	41,280
		97,320	0.45%

Aircraft Parts & Auxiliary Equipment, NEC
3,000	Astronics Corp. *	95,160	0.44%

Apparel & Other Finished Products of Fabrics & Similar Materials
3,000	Hartmarx Corp. *	23,910	0.11%

Bituminous Coal & Lignite Surface Mining
1,000	Arch Coal Inc.	34,800	0.16%

Chemicals & Allied Products
1,000	KMG Chemicals Inc.	26,430	0.12%

Coating, Engraving & Allied Services
29,000	North American Galvanizing & Coatings Inc. *	248,820	1.15%

Computer Communications Equipment
6,000	Black Box Corp.	248,280	1.15%

Concrete, Gypsum & Plaster Products
1,000	Ameron International Corp.	90,190	0.42%

Converted Paper & Paperboard Prods (No Contaners/Boxes)
31,800	International Absorbents Inc. *	193,344	0.89%

Deep Sea Foreign Transportation of Freight
3,000	Euroseas, Ltd.	42,780
1,000	Omega Navigation Enterprises, Inc.	21,750
		64,530	0.30%

Drilling Oil & Gas Wells
3,000	Union Drilling, Inc. *	49,260	0.23%

Electric Services
2,000	Empresa Distribuidora Y Comercializadora Norte S.A. * **	40,860	0.19%

Electromedical & Electrotherapeutic Apparatus
4,000	ZOLL Medical Corp. *	89,240	0.41%

Farm Machinery & Equipment
2,000	Lindsay Corporation	88,580	0.41%

Finance Services
4,000	Life Partners Holdings Inc.	130,320	0.60%

Gold and Silver Ores
110,000	Taseko Mines Ltd. *	407,000	1.88%

Grain Mill Products
10,000	Penford Corp.	272,900	1.26%

Hotels & Motels
1,000	Melco PBL Entertainment (Macau) LTD. * **	12,560	0.06%

Measuring & Controlling Devices, NEC
4,000	Sutron Corp. *	35,600	0.16%

Metal Mining
25,000	Northern Orion Resources Inc. *	142,250	0.66%

Motor Vehicles & Passenger Car Bodies
1,000	Brilliance China Automotive Holdings Ltd. * **	24,800
12,000	Tata Motors Ltd. **	197,040
		221,840	1.03%

Oil & Gas Field Exploration Services
2,000	Allis-Chalmers Energy, Inc. *	45,980
5,000	OMNI Energy Services Corp. *	56,100
		102,080	0.47%

Paper Mills
3,000	Neenah Paper, Inc.	123,780	0.57%

Perfumes, Cosmetics & Other Toilet Preparations
7,200	United-Guardian Inc.	86,400	0.40%

Pharmaceutical Preparations
2,000	Aspreva Pharmaceuticals Corporation *	34,600
8,000	Emergent BioSolutions, Inc. *	82,400
		117,000	0.54%

Primary Smelting & Refining of Nonferrous Metals
20,000	Sterlite Industries India Ltd. * **	293,400	1.36%

Printed Circuit Boards
5,000	Jabil Circuit Inc.	110,350	0.51%

Pumps & Pumping Equipment
1,000	Robbins & Myers Inc.	53,130	0.25%

Radio & TV Broadcasting & Communications Equipment
4,000	Starent Networks, Corp. *	58,800	0.27%

Radiotelephone Communications
2,000	MetroPCS Communications Inc. *	66,080	0.31%

Retail - Catalog & Mail-Order Houses
1,000	Amazon.com Inc. *	68,410	0.32%

Retail - Eating & Drinking Places
1,000	Starbucks Corp. *	26,240	0.12%

Retail - Grocery Stores
1,000	Winn-Dixie Stores Inc. *	29,300	0.14%

Retail - Women's Clothing Stores
3,000	United Retail Group Inc. *	34,890	0.16%

Security & Commodity Brokers, Dealers, Exchanges & Services
4,000	NYSE Euronext, Inc.	294,480	1.36%

Security & Commodity Brokers, Dealers & Flotattion Companies
1,000	Interactive Brokers Group, Inc. *	27,130	0.13%

Semiconductors & Related Devices
13,000	Actions Semiconductor Co., Ltd. * **	79,950
5,000	Advanced Micro Devices Inc. *	71,500
64,500	Canadian Solar Inc. *	606,300
44,583	ChipMOS TECHNOLOGIES (Bermuda) LTD. *	320,552
60,000	Leadis Technology Inc. *	210,600
125,000	Netlist Inc. *	437,500
10,000	OmniVision Technologies Inc. *	181,100
3,000	Opnext, Inc. *	39,720
1,000	Verigy, Ltd. *	28,610
		1,975,832	9.14%

Services - Business Services
1,000	AMREP Corp. *	47,550
40,000	China Techfaith Wireless Communication Technology Ltd. * **	223,200
2,000	e-Future Information Technology Inc. *	33,580
1,000	Exlservice Holdings, Inc. *	18,740
2,000	Limelight Networks, Inc. *	39,560
200,567	Webzen Inc. * **	898,540
		1,261,170	5.83%

Services - Computer Programming
8,000	JDA Software Group Inc. *	157,040
5,000	PROS Holdings, Inc. *	65,500
		222,540	1.03%

Services - Educational Services
2,000	Apollo Group Inc. *	116,860	0.54%

Services - Equipment Rental & Leasing
2,000	AerCap Holdings N.V. * **	64,000	0.30%

Services - Help Supply Services
3,000	Dr. Reddy's Laboratories Ltd. * **	48,420	0.22%

Services - Personal Services
2,000	UniFirst Corp.	88,100	0.41%

Services - Prepackaged Software
1,000	Microsoft Corp.	29,470	0.14%

Special Industry Machinery
26,000	Gerber Scientific Inc. *	302,120	1.40%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
30,000	Grupo Simec SA de CV * **	374,400	1.73%

Surgical & Medical Instruments & Apparatus
5,100	Accuray Incorporated *	113,118
2,000	China Medical Technologies Inc. **	63,640
16,000	NeuroMetrix Inc.	155,360
		332,118	1.54%

Telephone & Telegraph Apparatus
49,000	Qiao Xing Mobile Communication Co., Ltd. * **	462,070
63,000	Qiao Xing Universal Telephone Inc. * **	779,310
		1,241,380	5.74%

Telephone Communications (No Radiotelephone)
2,000	Cellcom Israel Ltd. **	52,940
8,000	City Telecom HK Ltd. **	42,960
5,000	Mahanagar Telephone Nigam Ltd. **	38,750
		134,650	0.62%

Unsupported Plastics Film & Sheet
5,000	Fuwei Films (Holdings) Co., Ltd. *	31,400	0.15%

Wholesale - Electronic Parts & Equipment, NEC
10,000	Brightpoint Inc. *	137,900	0.64%

Wholesale - Farm Product, Raw Materials
4,000	Andersons Inc.	181,320	0.84%

Wholesale - Metals Service Centers & Offices
10,000	Empire Resources Inc.	96,500	0.45%

Women's, Misses', and Juniors Outerwear
24,200	Nitches Inc. *	86,636	0.40%

Total for Common Stock (Cost $13,281,888)		12,071,216	55.85%

CLOSED-END FUNDS
2,000	Greater China Fund Inc. (Cost $43,588)	53,620	0.25%

EXCHANGE TRADED FUNDS
8,000	UltraShort QQQ ProShares	364,880
2,000	UltraShort S&P500 ProShares *	105,440
Total for Exchange Traded Funds (Cost $558,296)		470,320	2.18%

Cash and Equivalents
9,616,435	First American Government Obligation Fund Cl A 5.13% ***	9,616,435	44.49%
	(Cost $9,616,435)

	Total Investments Securities	22,211,591	102.76%
	(Cost $23,500,207)

	Liabilities In Excess of Other Assets	(597,601)	-2.76%

	Net Assets	$ 21,613,990	100.00%

Birmiwal Oasis Fund

	Schedule of Securities Sold Short
	June 30, 2007 (Unaudited)

Shares/Principal Amount		Market Value

EXCHANGE TRADED FUNDS
2,000	S&P Depository Receipts (Proceeds - $279,480)	$ 300,520

* Non-Income Producing Securities
** ADR - American Depository Receipt
*** Variable Rate Security; The Coupon Rate shown represents the rate at June 30, 2007.
**** As of June 30, 2007, security was considered an illiquid security as market value was determined by following the Fund's Fair Value Pricing Policy.

NOTES TO FINANCIAL STATEMENTS

BIRMIWAL OASIS FUND

(Unaudited)

1. SECURITY TRANSACTIONS

At June 30, 2007, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $23,500,207 amounted to $1,288,616, which consisted of aggregate gross unrealized appreciation of $630,047 and aggregate gross unrealized depreciation of $1,918,663.  At June 30, 2007, the net unrealized depreciation on securities sold short, based on proceeds for federal income tax purposes of $279,480 amounted to $21,040.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIRMIWAL INVESTMENT TRUST

By : /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date:              8-29-07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date:              8-29-07

By : /s/ Kailash Birmiwal

       Kailash Birmiwal

      Chief Financial Officer

Date:              8-29-07